Fair Value Measurements (Details) - Schedule of fair value measurement - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair Value Measurements (Details) - Schedule of fair value measurement [Line Items]
Marketable securities	$ 127,960	$ 48,584
Foreign currency derivative contracts	16
Total financial assets	127,976	48,584
Foreign currency derivative contracts		111
Total financial liabilities		111
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements (Details) - Schedule of fair value measurement [Line Items]
Marketable securities
Foreign currency derivative contracts
Total financial assets
Foreign currency derivative contracts
Total financial liabilities
Fair Value, Inputs, Level 2 [Member]
Fair Value Measurements (Details) - Schedule of fair value measurement [Line Items]
Marketable securities	127,960	48,584
Foreign currency derivative contracts	16
Total financial assets	127,976	48,584
Foreign currency derivative contracts		111
Total financial liabilities		111
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements (Details) - Schedule of fair value measurement [Line Items]
Marketable securities
Foreign currency derivative contracts
Total financial assets
Foreign currency derivative contracts
Total financial liabilities